UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2886

                               DK Investors, Inc.
               (Exact name of registrant as specified in charter)

                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
               (Address of principal executive offices) (Zip code)

                              Martin Mushkin, Esq.
                        Pomeranz, Gottlieb & Mushkin, LLC
                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
                     (Name and address of agent for service)

                                 (212) 779-4233
               Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                               DK INVESTORS, INC.

         --------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                    JUNE 2003

         --------------------------------------------------------------

                               DK INVESTORS, INC.
                        205 Lexington Avenue, 16th Floor
                            New York, New York 10016
                                 (212) 779-4233

                               DK INVESTORS, INC.
                        205 Lexington Avenue, 16th Floor
                            New York, New York 10016
                                 (212) 779-4233
--------------------------------------------------------------------------------

August 25, 2003

To Our Shareholders:

      Enclosed is the Company's semi-annual report for the period of January 1, 2003 through June 30, 2003.

      In the first half of 2003, bonds increased their asset values as interest rates declined throughout the period. This has tended to push interest rates even lower.

      During the preceding several years, municipalities did not have as great a need to sell municipal and state bonds as in the past. However, in 2003 state governments are unable to meet their financial needs through surpluses built during the boom years and surpluses have been depleted. Currently, the need to sell municipal bonds has increased as state and municipal governments face budget deficits. This should bring more bonds to market with consequently higher rates.

      The Company paid federally tax-exempt dividends of $.16 per share during the first half of 2003 as contrasted with $.22 per share in that period of 2002. For the fourth year in a row, the ratio of expenses to average Net Assets was less than 1% . At period end, Net Asset Value was $13.57 per share, as compared to $13.13 per share at June 30, 2002. In the first half of 2003, the Company realized interest income of $308,839 resulting in net investment income (i.e., income after expenses) of $237,869. The Company had Total Realized and Unrealized Gain on Investments in the first half of 2003 of $160,705 as compared to a Total Realized and Unrealized Gain on Investments of $271,557 at that period in 2002.

      As with 2002, the first half of 2003 has started out as a year of unsettled markets. We continue to ladder our investments so that we can take advantage of any significant interest rate changes. This way we will always have maturities to provide cash to make new purchases and to find the best interest rates available.

      At the Annual Meeting of the Shareholders of the Company duly held on May 7, 2003 at 205 Lexington Avenue, New York, New York, 1,092,723 shares had voted in favor of appointing each of Gene Nadler, Harry Nadler, Francine Yellon, Angelo Balafas, Andrew Brucker, Joseph Kell and Thomas B. Schulhof as Directors of the Company; 15 shares had been withheld in regard to Messrs. Harry Nadler, Andrew Brucker, and Thomas B. Schulhof, and 10 shares had been withheld as to each of the other nominees. It was resolved, by 1,092,718 shares, to continue the engagement of

Wells Fargo as Investment Advisor to the Company; 10 shares against and 5 shares abstaining. It was further resolved to engage the services of Cummings & Carroll, CPA as the auditors of the Company for the current fiscal year; 1,092,507 shares voted in favor of that resolution, 10 shares voted against the resolution and 220 shares had abstained.

      On July 10, 2003, for personal reasons, Gene Nadler resigned from the Board and as an officer of the Company.

      At the meeting of the Board held directly after the Annual Shareholders meeting on May 7, 2003, your Board elected Harry Nadler, Executive Vice President, and Martin Mushkin, Secretary. The Board meets quarterly and the next meeting will be held in September.

                                       Very truly yours,


                                       Harry Nadler
                                       Executive Vice President

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2003

To the Shareholders and Board of Directors
DK Investors Inc.

We have performed a limited review of the statements of assets and liabilities of DK Investors Inc., including the portfolio of investments as of June 30, 2003, and the related statements of operations and changes in net assets for the six months then ended.

Our review was performed in accordance with standards for such reviews promulgated by the American Institute of Certified Public Accountants, and, accordingly, consisted principally of obtaining an understanding of the accounting system for preparation of interim financial information; making an analytical review of pertinent financial data; and making inquiries of, and evaluating responses from certain officials of the company who have responsibility for financial and accounting methods. All information included in these financial statements is the representation of the management of DK Investors Inc.

Because our limited review did not constitute an examination made in accordance with generally accepted auditing standards, we express no opinion on the aforementioned financial statements.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements, in order for them to be in conformity with generally accepted accounting principles.

                                              CUMMINGS & CARROLL, P.C.

                                              Certified Public Accountants

August 13, 2003
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                    JUNE 30,
                                   (Unaudited)

                                     ASSETS

                                                              2003          2002
                                                              ----          ----
Investments in securities at market
     (identified cost - 2003 $14,558,956
     2002 $14,446,077)                                 $15,676,500   $15,100,354
Accrued interest receivable                                216,226       213,352
Deferred charge                                             13,744        11,454
National Tax-Free Money Market, Wells Fargo                143,882       612,842
Cash                                                         2,354       129,329
                                                       -----------   -----------

Total Assets                                           $16,052,706   $16,067,331
                                                       -----------   -----------

                                   LIABILITIES

Payable for securities purchased                                --   $   505,404
Accrued expenses                                             5,950         1,250
Dividends payable
     (2003 - July 2, 2003
     2002 - July 2, 2002)                                   94,057       129,329
                                                       -----------   -----------

Total Liabilities                                          100,007       635,983
                                                       -----------   -----------

Net assets
     (equivalent to $13.57 and $13.13 per share
     respectively, based on 1,175,664 shares
     capital stock outstanding)                        $15,952,699   $15,431,348
                                                       ===========   ===========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2003
                                   (Unaudited)

                                                                                             % OF
                                                                                           INVESTMENT
                              COUPON                 PRINCIPAL   COST OR      MARKET         BASED
SECURITIES                     RATE      MATURITY     AMOUNT      BASIS       VALUE         ON M.V.
----------                     ----      --------     ------      -----       -----         -------
Tempe, AZ                       6.625        2003     210,000     210,000     210,034        1.34%
Twin Lakes Ind Sch Bldg         3.200        2004     100,000     100,000     101,149        0.65%
Rowlett, TX                     6.000        2004     170,000     171,463     175,382        1.12%
Collin Cnty Tex Cnty Col        4.500        2004     100,000     101,009     103,900        0.66%
Kansas St. Dev.Fin.Au           3.000        2004     100,000     100,605     102,458        0.65%

Gladstone MI Pub Sch            6.500        2005     100,000     103,815     109,379        0.70%
NYS Dorm Auth                   6.500        2005     250,000     257,748     272,678        1.74%
Metro Pier and Expo             6.250        2005     100,000     103,713     109,252        0.70%
Metro Pier and Expo             6.500        2005     310,000     321,866     338,163        2.16%
Jackson Miss Pub Sch            6.250        2005     130,000     133,463     143,049        0.91%

New Hampshire Mun               3.000        2005     250,000     252,190     258,770        1.65%
Cache Cnty Utah                 3.500        2005     100,000     101,485     105,042        0.67%
Dallas Texas                    4.000        2006     200,000     201,469     212,766        1.36%
NYS Dorm Auth Rev               6.500        2006     190,000     200,199     215,192        1.37%
Wisc St. Clean Wtr Rev          6.125        2006     350,000     366,504     395,066        2.52%

Ohio St. Bldg. Auth             6.000        2006     210,000     217,111     238,594        1.52%
Scottsdale, AZ G/O              6.500        2006     250,000     261,778     285,795        1.82%
Cook Cnty III Twp               2.500        2006     100,000     100,804     102,814        0.66%
Schaumburg, IL                  3.000        2007     500,000     506,681     518,210        3.30%
NJ Waste Wtr Treatment          7.000        2007     200,000     217,336     238,538        1.52%

Tucson, AZ Wtr                  6.750        2007     200,000     214,117     236,296        1.51%
Wichita, KS W&S                 6.000        2007     600,000     626,586     680,412        4.34%
Johnson Cnty KS Sch             6.250        2007     100,000     105,233     116,917        0.75%
Milwaukee WI Sew                6.000        2007     250,000     261,133     290,620        1.85%
Chicago,IL Met Wtr Reclam       7.000        2008     100,000     106,884     120,815        0.77%

Las Vegas,Clark Cty Libr        4.000        2008     200,000     202,037     214,716        1.37%
NYS Dorm Auth                   6.000        2008     240,000     255,135     273,226        1.74%
Intermountain Pwr UT            6.250        2008     300,000     313,199     353,838        2.26%
Brownville, TX Indpt Sch        7.250        2008     575,000     629,366     708,302        4.52%
Texas St Pub Fin Auth           6.000        2008     150,000     162,072     177,063        1.13%

Chattanooga, TN                 3.250        2008     300,000     300,715     314,538        2.01%
Fort Bend Cnty Tx MunUtil       6.500        2009     375,000     401,462     451,178        2.88%
Des Moines Iowa Stor            3.500        2009     400,000     409,652     420,412        2.68%
Texas Mun Pwr Agy               6.100        2009     500,000     524,128     604,525        3.86%
Western WI Tech                 3.750        2009     250,000     251,340     267,485        1.71%

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2003
                                   (Unaudited)

                                                                                                     % OF
                                                                                                  INVESTMENT
                              COUPON                  PRINCIPAL       COST OR        MARKET          BASED
SECURITIES                     RATE      MATURITY      AMOUNT          BASIS          VALUE         ON M.V.
----------                     ----      --------      ------          -----          -----         -------
Mississippi St G/O              5.750        2009        300,000        307,728        355,443        2.27%
SE TX Hosp fin Agy              7.500        2009         65,000         66,714         76,297        0.49%
Chicago IL G/O                  6.000        2010        175,000        180,326        206,714        1.32%
Texas St. Pub Fin Auth          6.500        2010        250,000        263,187        303,380        1.94%
Mesa, AZ Util                   6.500        2010        350,000        384,481        430,080        2.74%

New York, NY                    4.000        2010        250,000        255,240        265,815        1.70%
NV Hsg Dev                      7.550        2010         80,000         81,075         80,210        0.50%
MA St. Ref Ser A                6.000        2010        325,000        338,602        387,510        2.47%
McLean & Woodford Cty IL        7.375        2010        500,000        548,499        644,100        4.11%
Garland Tex Indft Sch Dist      4.500        2011        400,000        400,445        431,752        2.75%

Raleigh NC Comb Ent Sys         4.125        2011        175,000        176,373        187,612        1.20%
Lufkin, TX Ref                  4.000        2011        200,000        203,328        212,216        1.35%
Palatine, IL                    4.750        2011        100,000        101,461        110,928        0.70%
North Tex Mun Wtr               4.000        2012        500,000        513,352        527,765        3.37%
Memphis, TN San & Sewer         3.800        2012        200,000        200,000        209,456        1.34%

Tacoma, WA Regl wa              4.000        2012        500,000        505,808        528,210        3.37%
Menomee Falls, Wisc             3.875        2013        400,000        405,024        416,200        2.64%
Missouri St Environmental       6.875        2014         20,000         22,179         20,290        0.13%
Hapeville, GA Dev Auth       Var/Rate        2015        600,000        600,000        600,000        3.83%
Missouri St Env Auth            7.200        2016        200,000        212,836        215,948        1.38%
                                                     -----------    -----------    -----------    --------

                                                     $14,050,000    $14,558,956    $15,676,500      100.00%
                                                     ===========    ===========    ===========    ========

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2002
                                   (Unaudited)

                                                                                                % OF
                                                                                             INVESTMENT
                                 COUPON                 PRINCIPAL   COST OR      MARKET         BASED
SECURITIES                        RATE      MATURITY     AMOUNT      BASIS       VALUE         ON M.V.
----------                        ----      --------     ------      -----       -----         -------
Lewisville TX Indpt Sch Dist       7.500        2002     300,000     301,044     302,292        2.00%
Hamilton Twp NJ Sch Dist           7.000        2002     260,000     261,640     266,570        1.77%
Port Arthur Tx Nav Dist         Var/Rate        2003     500,000     500,000     500,000        3.31%
Lincoln, MI Cons Sch Dist          7.000        2003     325,000     332,233     339,365        2.25%
Tempe, AZ                          6.625        2003     210,000     214,222     220,536        1.46%

DeKalb Cnty GA Dev Auth         Var/Rate        2003     100,000     100,000     100,000        0.66%
Twin Lakes Ind Sch Bldg            3.200        2004     100,000     100,000     101,778        0.67%
Rowlett, TX                        6.000        2004     170,000     173,887     180,676        1.20%
Collin Cnty Tex Cnty Col           4.500        2004     100,000     101,921     104,994        0.70%
Kansas St. Dev.Fin.Au              3.000        2004     100,000     101,277     102,084        0.68%

Gladstone MI Pub Sch               6.500        2005     100,000     105,903     110,735        0.73%
NYS Dorm Auth                      6.500        2005     250,000     261,876     276,028        1.83%
FL St Brd Mand SKG                 7.500        2005      20,000      20,416      20,499        0.14%
Metro Pier and Expo                6.250        2005     100,000     105,669     110,049        0.73%
Metro Pier and Expo                6.500        2005     310,000     328,070     342,265        2.27%

Jackson Miss Pub Sch               6.250        2005     130,000     135,203     144,066        0.95%
New Hampshire Mun                  3.000        2005     250,000     253,258     253,607        1.68%
Cache Cnty Utah                    3.500        2005     100,000     102,109     102,805        0.68%
Dallas Texas                       4.000        2006     200,000     202,033     207,698        1.38%
NYS Dorm Auth Rev                  6.500        2006     190,000     203,739     214,367        1.42%

Wisc St. Clean Wtr Rev             6.125        2006     350,000     373,044     391,692        2.59%
Ohio St. Bldg. Auth                6.000        2006     210,000     219,307     235,996        1.56%
Scottsdale, AZ G/O                 6.500        2006     250,000     265,930     283,968        1.88%
NJ Waste Wtr Treatment             7.000        2007     200,000     221,668     235,418        1.56%
Tucson, AZ Wtr                     6.750        2007     200,000     217,657     232,884        1.54%

Wichita, KS W&S                    6.000        2007     600,000     632,850     673,632        4.46%
Johnson Cnty KS Sch                6.250        2007     100,000     106,493     114,810        0.76%
Milwaukee WI Sew                   6.000        2007     250,000     263,749     283,870        1.88%
Chicago,IL Met Wtr Reclam          7.000        2008     100,000     108,408     117,014        0.77%
Las Vegas,Clark Cty Libr           4.000        2008     200,000     202,481     204,310        1.35%

NYS Dorm Auth                      6.000        2008     240,000     258,411     266,885        1.77%
Intermountain Pwr UT               6.250        2008     300,000     315,839     341,973        2.26%
Brownville, TX Indpt Sch           7.250        2008     575,000     639,974     689,465        4.57%
Texas St Pub Fin Auth              6.000        2008     150,000     164,364     170,650        1.13%
Fort Bend Cnty Tx MunUtil          6.500        2009     375,000     406,154     434,655        2.88%

Texas Mun Pwr Agy                  6.100        2009     500,000     528,040     578,395        3.83%
Western WI Tech                    3.750        2009     250,000     251,556     251,252        1.66%
Mississippi St G/O                 5.750        2009     300,000     308,952     339,411        2.25%
SE TX Hosp fin Agy                 7.500        2009      75,000      77,296      86,454        0.57%
Chicago IL G/O                     6.000        2010     175,000     181,142     197,507        1.31%

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                  JUNE 30, 2002
                                   (Unaudited)

                                                                                                      % OF
                                                                                                   INVESTMENT
                               COUPON                  PRINCIPAL       COST OR        MARKET          BASED
SECURITIES                      RATE      MATURITY      AMOUNT          BASIS          VALUE         ON M.V.
----------                      ----      --------      ------          -----          -----         -------
Texas St. Pub Fin Auth           6.500        2010        250,000        265,191        291,095        1.93%
Mesa, AZ Util                    6.500        2010        350,000        389,413        412,605        2.73%
NV Hsg Dev                       7.550        2010        140,000        142,153        140,119        0.93%
MA St. Ref Ser A                 6.000        2010        325,000        340,450        373,681        2.47%
McLean & Woodford Cty IL         7.375        2010        600,000        665,960        741,324        4.91%

Garland Tex Indft Sch Dist       4.500        2011        400,000        400,505        410,640        2.72%
Raleigh NC Comb Ent Sys          4.125        2011        175,000        176,553        177,094        1.17%
Palatine, IL                     4.750        2011        100,000        101,641        104,662        0.69%
Metro Nashville Auth          Var/Rate        2012        300,000        300,000        300,000        1.99%

Jonesboro, AR Indl Dev           6.500        2012        500,000        533,681        518,195        3.43%
Missouri St. Environmental       6.875        2014         20,000         22,383         20,485        0.14%
Hapeville, GA Dev Auth        Var/Rate        2015        900,000        900,000        900,000        5.96%
Missouri St Env Auth             7.200        2016        200,000        213,832        224,052        1.48%
Wisconsin HSG & ECO              6.400        2017        350,000        346,500        355,747        2.36%

                                                      -----------    -----------    -----------    --------
                                                      $13,825,000    $14,446,077    $15,100,354      100.00%
                                                      ===========    ===========    ===========    ========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)

                                                                    2003            2002
                                                                    ----            ----
Income
    Interest - municipal obligations
    (Less amortization of premiums
    2003 $57,024; 2002 $69,740)                              $   308,839     $   317,464
                                                             -----------     -----------

Expenses
    Investment advisory fee                                       23,690          22,568
    Shareholder servicing costs, including
     transfer agent and dividend disbursing
     agent fees and expense                                        4,156           3,764
    Reports to shareholders                                        2,420           5,568
    Legal fees                                                    14,043          13,182
    Auditing fees                                                  6,500           6,500
    Directors fees                                                 6,000           5,500
    Insurance                                                     12,506          10,421
    Miscellaneous                                                  1,655           1,661
                                                             -----------     -----------

                                                                  70,970          69,164
                                                             -----------     -----------

Net investment income                                        $   237,869     $   248,300
                                                             ===========     ===========

Realized and Unrealized Gain (loss) on Investments

    Realized gain (loss) from sale of securities
     (excluding short-term securities)

    Proceeds from sales                                      $ 1,495,722     $ 1,055,565
    Cost of securities sold                                    1,496,343       1,058,317
                                                             -----------     -----------

        Realized gain (loss)                                        (621)         (2,752)
                                                             -----------     -----------

    Unrealized appreciation (depreciation of investments)

    Beginning of period                                          956,218         379,969
    End of period                                              1,117,544         654,278
                                                             -----------     -----------

        Increase (decrease) in unrealized appreciation           161,326         274,309
                                                             -----------     -----------

Total Realized and Unrealized Gain (loss) on Investments     $   160,705     $   271,557
                                                             ===========     ===========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)

                                                                    2003             2002
                                                                    ----             ----
INVESTMENT ACTIVITIES

      Net investment income                                 $    237,869     $    248,300

      Realized and unrealized gain (loss) on investments         160,705          271,557

      Distributions to shareholders                             (188,115)        (258,658)
                                                            ------------     ------------

Increase (decrease) in net assets                                210,459          261,199

NET ASSETS

      Beginning of period - January 1, 2003 - 2002            15,742,240       15,170,149
                                                            ------------     ------------

      End of period - June 30, 2003 - 2002                  $ 15,952,699     $ 15,431,348
                                                            ============     ============

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2003 AND 2002
                                   (Unaudited)

Note 1 - Summary of Significant Accounting Policies

            The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

      a.    Security Valuation

            Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

      b.    Federal Income Taxes

            The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

      c.    Income and Expense Recognition

            Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

      d.    Other

            As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

      e.    Proceeds from Sales

            Proceeds from sales includes Sales of securities, Maturing securities and Called securities.

Note 2 - Purchases and Sales of Securities

            During the period ended June 30, 2003, purchases and sales of securities other than short-term were $1,328,000 and $1,496,000, respectively. The June 30, 2003 purchases do not include a $500,000 purchase that was reported in the company's annual financial statement for the year-end 2002. That trade was disclosed in the company's semi-annual NSAR filing for the period ended June 30, 2003 as the trade settlement date was January 6, 2003. During the period ended June 30, 2002, purchases and sales of securities other than short-term were $911,000 and $1,056,000, respectively.

Note 3 - Investment Advisory Fee

            The Company's agreement with Wells Fargo Bank, N.A. for investment management and advisory services calls for an annual fee of 3/10ths of 1% of the average portfolio for the first 15 million and .25% thereafter. The fees for the six months ended June 30, 2003 and June 30, 2002 amounted to $23,690 and $22,568, respectively.

Note 4 - Distributions

            Distributions to shareholders were $188,115 or $.16 per share in 2003 and $258,658 or $.22 per share in 2002. Distributions include $163 or $.0002 per share paid in 2002 as supplemental distributions for 2001.

Note 5 - Supplementary Information

            Per share income and capital changes (for a share outstanding throughout the period ended):

                                                                    June 30,      June 30,
                                                                      2003          2002
                                                                      ----          ----
            Investment income                                       $    .26      $    .27
            Expenses                                                     .06           .06
                                                                    --------      --------

            Net investment income                                        .20           .21

            Distribution to Shareholders                                (.16)         (.22)

            Net realized and unrealized gain (loss) on
            investments                                                  .14           .23
                                                                    --------      --------

            Net increase (decrease) in asset value                  $    .18      $    .22
                                                                    ========      ========

            Net assets value per share at end of period             $  13.57      $  13.13
                                                                    ========      ========

            Ratio of expenses to average net assets                      .45%          .45%

            Ratio of net investment income to average net assets         1.5%          1.6%

            Portfolio turnover                                          8.47%         7.00%

            Number of shares outstanding during the entire period was 1,175,664.

                               DK INVESTORS, INC.

OFFICES:         205 Lexington Avenue, 16th Floor
                 New York, New York 10016
                 (212) 779-4233

OFFICERS:        Harry Nadler                           Executive Vice President
                 Martin Mushkin                         Secretary

DIRECTORS:       Harry Nadler                           Chairman
                 Angelo J. Balafas
                 Andrew Brucker, Esq.
                 Joseph Kell
                 Thomas B. Schulhof
                 Francine Yellon

LEGAL COUNSEL:   POMERANZ GOTTLIEB & MUSHKIN, LLC
                 205 Lexington Avenue, 16th Floor
                 New York, New York 10016

AUDITORS:        CUMMINGS & CARROLL, P.C.
                 175 Great Neck Road
                 Great Neck, New York 11021

INVESTMENT
 ADVISORS:       Wells Fargo Private Client services
                 Division of Wells Fargo Bank, N.A.
                 301 University Avenue, Ste. 301
                 Palo Alto, CA 94301

TRANSFER AGENT
 AND REGISTRAR:  American Stock Transfer & Trust Co.
                 40 Wall Street, 46th Floor
                 New York, New York 10005

CUSTODIAN:       Wells Fargo Bank

ANNUAL MEETING:
On May 7, 2003, the Annual Meeting of the Shareholders of the Company was held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 AND JUNE 2002 SEMI-ANNUAL REPORT ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.

Item 2. Code of Ethics.

Not applicable to semi-annual report.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.


Items 5-6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8. [Reserved]

Not applicable to semi-annual report.


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Executive Vice President has determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)   Not applicable to semi-annual report.

(b) Certification pursuant to Rule 30a-2 of the Investment Company Act of 1940 (17 CFR 270.30a-2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      DK Investors, Inc.

    By:           /s/ Harry Nadler
                  --------------------------------------
                  Harry Nadler, Executive Vice President
                  (Signature)       (Title)


    Date:         August 29, 2003
                  ---------------
                  (Date)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By:           /s/ Harry Nadler
                  --------------------------------------
                  Harry Nadler, Executive Vice President
                  (Signature)       (Title)


    Date:         August 29, 2003
                  ---------------
                  (Date)